UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03466

Fidelity Hanover Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2022

Item 1.

Reports to Stockholders

Fidelity® Emerging Markets Debt Central Fund

Fidelity® Emerging Markets Debt Local Currency Central Fund

Semi-Annual Report

June 30, 2022

Contents

Note to Shareholders
Fidelity® Emerging Markets Debt Central Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Emerging Markets Debt Local Currency Central Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

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A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Fidelity® Emerging Markets Debt Central Fund

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of June 30, 2022
United States of America*	13.9%
Mexico	7.8%
Cayman Islands	6.7%
Indonesia	3.7%
Qatar	3.7%
Netherlands	3.4%
Saudi Arabia	3.2%
United Arab Emirates	3.1%
Turkey	3.1%
Other	51.4%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and include the effect of futures, if applicable.

Top Holdings as of June 30, 2022

(by issuer, excluding cash equivalents)	% of fund's net assets
Petroleos Mexicanos	4.1
Indonesian Republic	2.7
Turkish Republic	2.5
State of Qatar	2.3
Saudi Arabian Oil Co.	2.1
United Mexican States	2.0
1MDB Global Investments Ltd.	1.7
Brazilian Federative Republic	1.7
Dominican Republic	1.7
Arab Republic of Egypt	1.7
22.5

Asset Allocation (% of fund's net assets)

As of June 30, 2022
Corporate Bonds	45.8%
Government Obligations	39.3%
Preferred Securities	4.4%
Short-Term Investments and Net Other Assets (Liabilities)	10.5%

Fidelity® Emerging Markets Debt Central Fund

Schedule of Investments June 30, 2022 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 45.8%
		Principal Amount(a)	Value
Argentina - 0.6%
YPF SA:
8.5% 3/23/25 (b)		$5,225,250	$4,040,751
8.75% 4/4/24 (b)		12,733,000	10,328,055

TOTAL ARGENTINA			14,368,806

Azerbaijan - 0.7%
Southern Gas Corridor CJSC 6.875% 3/24/26 (b)		11,330,000	11,117,563
State Oil Co. of Azerbaijan Republic:
4.75% 3/13/23 (Reg. S)		1,835,000	1,827,316
6.95% 3/18/30 (Reg. S)		2,715,000	2,568,526

TOTAL AZERBAIJAN			15,513,405

Bahrain - 0.8%
The Oil and Gas Holding Co.:
7.5% 10/25/27 (b)		6,995,000	7,042,216
7.625% 11/7/24 (b)		9,925,000	10,209,103
8.375% 11/7/28 (b)		2,065,000	2,178,962

TOTAL BAHRAIN			19,430,281

Bailiwick of Jersey - 0.6%
Galaxy Pipeline Assets BidCo Ltd.:
2.16% 3/31/34 (b)		4,059,634	3,450,688
2.625% 3/31/36 (b)		11,375,000	9,194,555

TOTAL BAILIWICK OF JERSEY			12,645,243

Bermuda - 1.4%
Digicel Group Ltd. 6.75% 3/1/23 (b)		3,120,000	1,872,000
GeoPark Ltd. 6.5% 9/21/24 (b)		4,070,000	4,129,269
Investment Energy Resources Ltd. 6.25% 4/26/29 (b)		5,490,000	4,655,520
Qtel International Finance Ltd.:
2.625% 4/8/31 (b)		5,130,000	4,437,450
3.25% 2/21/23 (b)		5,230,000	5,216,925
5% 10/19/25 (b)		2,795,000	2,863,652
Sagicor Financial Co. Ltd. 5.3% 5/13/28 (b)		3,745,000	3,428,548
Tengizchevroil Finance Co. International Ltd. 3.25% 8/15/30 (b)		7,235,000	5,335,813

TOTAL BERMUDA			31,939,177

Brazil - 0.3%
Natura Cosmeticos SA 4.125% 5/3/28 (b)		7,570,000	6,246,007
British Virgin Islands - 2.6%
1MDB Global Investments Ltd. 4.4% 3/9/23		41,500,000	40,236,821
Central American Bottling Corp. 5.25% 4/27/29 (b)		5,010,000	4,408,174
ENN Clean Energy International Investment Ltd. 3.375% 5/12/26 (b)		7,010,000	6,356,388
Gold Fields Orogen Holding BVI Ltd. 5.125% 5/15/24 (b)		1,850,000	1,852,081
Sinopec Group Overseas Development Ltd.:
1.45% 1/8/26 (b)		4,035,000	3,735,401
2.7% 5/13/30 (b)		2,555,000	2,330,032

TOTAL BRITISH VIRGIN ISLANDS			58,918,897

Canada - 0.7%
Canacol Energy Ltd. 5.75% 11/24/28 (b)		4,120,000	3,321,750
First Quantum Minerals Ltd. 7.5% 4/1/25 (b)		2,900,000	2,749,563
Gcm Mining Corp. 6.875% 8/9/26 (b)		6,975,000	5,431,781
MEGlobal Canada, Inc. 5% 5/18/25 (b)		4,905,000	4,938,109

TOTAL CANADA			16,441,203

Cayman Islands - 4.2%
Alibaba Group Holding Ltd. 2.125% 2/9/31		3,395,000	2,803,218
Baidu, Inc.:
1.72% 4/9/26		4,835,000	4,416,845
2.375% 10/9/30		2,715,000	2,287,252
DP World Crescent Ltd.:
3.7495% 1/30/30 (b)		8,805,000	8,080,238
3.875% 7/18/29 (Reg. S)		6,110,000	5,651,750
ENN Energy Holdings Ltd. 4.625% 5/17/27 (b)		6,780,000	6,822,036
IHS Holding Ltd. 5.625% 11/29/26 (b)		6,435,000	5,271,874
JD.com, Inc. 3.375% 1/14/30		9,535,000	8,714,704
Lamar Funding Ltd. 3.958% 5/7/25 (b)		5,185,000	4,923,482
Meituan:
2.125% 10/28/25 (b)		5,835,000	5,254,709
3.05% 10/28/30 (b)		3,860,000	2,869,563
NagaCorp Ltd. 7.95% 7/6/24 (Reg. S)		8,025,000	7,196,419
OEC Finance Ltd. 4.375% 10/25/29 pay-in-kind (b)		196,085	5,785
SA Global Sukuk Ltd. 1.602% 6/17/26 (b)		14,975,000	13,672,175
Sable International Finance Ltd. 5.75% 9/7/27 (b)		4,357,000	3,974,891
Sparc Em Spc 0% 12/5/22 (b)		132,705	130,532
Tencent Holdings Ltd.:
1.81% 1/26/26 (b)		2,715,000	2,507,642
2.39% 6/3/30 (b)		3,405,000	2,860,838
2.88% 4/22/31 (b)		2,220,000	1,910,066
3.975% 4/11/29 (b)		2,040,000	1,936,694
Termocandelaria Power Ltd. 7.875% 1/30/29 (b)		5,584,500	4,999,175

TOTAL CAYMAN ISLANDS			96,289,888

Chile - 0.7%
Corporacion Nacional del Cobre de Chile (Codelco):
3% 9/30/29 (b)		1,225,000	1,069,042
3.15% 1/14/30 (b)		3,200,000	2,795,600
3.7% 1/30/50 (b)		7,485,000	5,580,068
VTR Comunicaciones SpA:
4.375% 4/15/29 (b)		1,715,000	1,161,913
5.125% 1/15/28 (b)		7,875,000	5,836,359

TOTAL CHILE			16,442,982

Colombia - 0.4%
Colombia Telecomunicaciones SA 4.95% 7/17/30 (b)		2,420,000	1,866,123
Oleoducto Central SA 4% 7/14/27 (b)		9,660,000	7,992,790

TOTAL COLOMBIA			9,858,913

Curacao - 0.1%
Teva Pharmaceutical Finance Co. BV 2.95% 12/18/22		3,125,000	3,078,125
Czech Republic - 0.1%
Energo-Pro A/S 8.5% 2/4/27 (b)		2,625,000	2,480,625
Dominican Republic - 0.1%
Banco de Reservas de La Republica Dominicana 7% 2/1/23 (b)		1,075,000	1,073,656
Georgia - 0.4%
Georgia Bank Joint Stock Co. 6% 7/26/23 (b)		9,705,000	9,476,933
Guatemala - 0.2%
CT Trust 5.125% 2/3/32 (b)		6,730,000	5,392,413
Hong Kong - 0.3%
Lenovo Group Ltd.:
3.421% 11/2/30 (b)		5,555,000	4,736,679
5.875% 4/24/25 (Reg. S)		1,295,000	1,332,775

TOTAL HONG KONG			6,069,454

India - 0.6%
Adani Electricity Mumbai Ltd. 3.867% 7/22/31 (b)		3,540,000	2,785,945
JSW Steel Ltd. 3.95% 4/5/27 (b)		4,935,000	3,960,338
Shriram Transport Finance Co. Ltd.:
4.15% 7/18/25 (b)		5,420,000	4,738,435
5.1% 7/16/23 (b)		1,260,000	1,209,600

TOTAL INDIA			12,694,318

Indonesia - 1.0%
PT Adaro Indonesia 4.25% 10/31/24 (b)		9,045,000	8,546,394
PT Freeport Indonesia:
4.763% 4/14/27 (b)		2,445,000	2,341,088
5.315% 4/14/32 (b)		4,145,000	3,761,588
6.2% 4/14/52 (b)		2,830,000	2,433,800
PT Indonesia Asahan Aluminium Tbk:
4.75% 5/15/25 (b)		1,340,000	1,328,422
5.45% 5/15/30 (b)		5,295,000	4,945,199

TOTAL INDONESIA			23,356,491

Ireland - 0.5%
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (b)		5,005,000	4,491,988
Celtic Resources Holdings DAC 4.125% 10/9/24 (b)(c)		5,060,000	500,624
LCPR Senior Secured Financing DAC 5.125% 7/15/29 (b)		7,080,000	5,911,800
Sibur Securities DAC 2.95% 7/8/25 (b)		2,610,000	783,000
SUEK Securities DAC 3.375% 9/15/26 (b)(c)		9,545,000	477,250

TOTAL IRELAND			12,164,662

Israel - 1.3%
Delek Overriding Royalty Levia 7.494% 12/30/23 (Reg. S) (b)		9,905,000	9,905,000
Energean Israel Finance Ltd. 4.875% 3/30/26 (Reg. S) (b)		6,420,000	5,666,292
Israel Electric Corp. Ltd. 3.75% 2/22/32 (Reg. S) (b)		6,545,000	5,848,677
Leviathan Bond Ltd.:
5.75% 6/30/23 (Reg. S) (b)		4,240,000	4,177,774
6.125% 6/30/25 (Reg. S) (b)		5,570,000	5,228,559

TOTAL ISRAEL			30,826,302

Kazakhstan - 0.2%
KazMunaiGaz National Co.:
3.5% 4/14/33 (b)		3,900,000	2,792,400
4.75% 4/24/25 (b)		1,205,000	1,126,148
5.75% 4/19/47 (b)		1,965,000	1,493,400

TOTAL KAZAKHSTAN			5,411,948

Luxembourg - 2.6%
Adecoagro SA 6% 9/21/27 (b)		8,725,000	7,968,652
B2W Digital Lux SARL 4.375% 12/20/30 (b)		8,420,000	6,377,098
EIG Pearl Holdings SARL 3.545% 8/31/36 (b)		11,665,000	10,002,738
FEL Energy VI SARL 5.75% 12/1/40 (b)		3,098,813	2,252,062
Guara Norte SARL 5.198% 6/15/34 (b)		5,270,525	4,276,701
JBS Finance Luxembourg SARL 2.5% 1/15/27 (b)		2,885,000	2,503,430
MC Brazil Downstream Trading SARL 7.25% 6/30/31 (b)		6,770,000	5,416,000
Millicom International Cellular SA 4.5% 4/27/31 (b)		4,710,000	3,485,400
TMK Capital SA 4.3% 2/12/27 (Reg. S)		4,020,000	603,000
Tupy Overseas SA 4.5% 2/16/31 (b)		5,120,000	3,925,760
Usiminas International SARL 5.875% 7/18/26 (b)		6,415,000	6,289,908
VM Holding SA 6.5% 1/18/28 (b)		5,960,000	5,692,918

TOTAL LUXEMBOURG			58,793,667

Malaysia - 0.9%
GENM Capital Labuan Ltd. 3.882% 4/19/31 (b)		6,685,000	5,340,897
MISC Capital Two (Labuan) Ltd.:
3.625% 4/6/25 (b)		3,845,000	3,734,802
3.75% 4/6/27 (b)		6,135,000	5,769,599
Petronas Capital Ltd.:
3.404% 4/28/61 (b)		3,125,000	2,354,219
3.5% 4/21/30 (b)		2,620,000	2,475,638

TOTAL MALAYSIA			19,675,155

Mauritius - 1.0%
AXIAN Telecom 7.375% 2/16/27 (b)		5,710,000	5,310,300
CA Magnum Holdings 5.375% (b)(d)		6,630,000	5,734,950
HTA Group Ltd. 7% 12/18/25 (b)		6,565,000	5,474,800
MTN (Mauritius) Investments Ltd.:
4.755% 11/11/24 (b)		3,100,000	3,008,550
6.5% 10/13/26 (b)		3,630,000	3,564,887

TOTAL MAURITIUS			23,093,487

Mexico - 5.5%
Axtel S.A.B. de CV 6.375% 11/14/24 (b)		960,000	845,280
Braskem Idesa SAPI 7.45% 11/15/29 (b)		1,410,000	1,215,068
CEMEX S.A.B. de CV 3.875% 7/11/31 (b)		2,655,000	1,999,746
Comision Federal de Electricid:
3.348% 2/9/31 (b)		1,365,000	1,044,908
4.688% 5/15/29 (b)		6,140,000	5,496,451
Metalsa SA de CV 3.75% 5/4/31 (b)		5,150,000	3,624,313
Orbia Advance Corp. S.A.B. de CV:
1.875% 5/11/26 (b)		6,915,000	6,125,393
2.875% 5/11/31 (b)		3,575,000	2,858,436
Petroleos Mexicanos:
3.5% 1/30/23		7,330,000	7,192,563
4.875% 1/18/24		17,930,000	17,445,890
6.5% 3/13/27		2,695,000	2,326,459
6.5% 6/2/41		2,085,000	1,298,955
6.625% 6/15/35		21,915,000	14,973,424
6.7% 2/16/32		12,107,000	9,171,053
6.75% 9/21/47		8,752,000	5,360,600
6.875% 10/16/25		3,240,000	3,013,200
6.95% 1/28/60		5,890,000	3,625,295
7.69% 1/23/50		41,444,000	27,663,870
8.625% 12/1/23 (e)		930,000	921,281
TV Azteca SA de CV 8.25% 8/9/24 (Reg. S) (c)		19,500,000	9,360,000

TOTAL MEXICO			125,562,185

Mongolia - 0.1%
Development Bank of Mongolia 7.25% 10/23/23 (b)		1,405,000	1,356,528
Morocco - 0.6%
OCP SA:
3.75% 6/23/31 (b)		5,750,000	4,341,250
4.5% 10/22/25 (b)		1,280,000	1,257,840
5.625% 4/25/24 (b)		7,250,000	7,347,150
6.875% 4/25/44 (b)		1,260,000	1,046,036

TOTAL MOROCCO			13,992,276

Multi-National - 0.5%
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (b)		6,415,000	6,019,275
JBS U.S.A. Lux SA / JBS Food Co. 6.5% 4/15/29 (b)		343,000	345,058
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 10.75% 7/1/25 (b)		2,455,000	2,284,684
Promigas SA ESP/Gases del Pacifico SAC 3.75% 10/16/29 (b)		3,830,000	3,066,394

TOTAL MULTI-NATIONAL			11,715,411

Netherlands - 3.4%
Bharti Airtel International BV 5.35% 5/20/24 (b)		6,625,000	6,758,742
Embraer Netherlands Finance BV 5.05% 6/15/25		8,025,000	7,750,645
Equate Petrochemical BV:
2.625% 4/28/28 (b)		3,085,000	2,722,513
4.25% 11/3/26 (b)		2,525,000	2,474,500
Intercement Financial Operatio 5.75% 7/17/24 (b)		4,325,000	3,270,241
Kazakhstan Temir Zholy Finance BV 6.95% 7/10/42 (b)		1,375,000	1,233,031
Metinvest BV:
7.75% 4/23/23 (b)		6,466,000	3,782,610
8.5% 4/23/26 (Reg. S)		1,825,000	941,426
Mong Duong Finance Holdings BV 5.125% 5/7/29 (b)		5,260,000	4,231,999
Nostrum Oil & Gas Finance BV 8% 12/31/49 (b)(c)		30,870,000	7,578,585
Petrobras Global Finance BV:
6.75% 6/3/50		4,920,000	4,255,800
6.875% 1/20/40		3,628,000	3,421,204
Prosus NV:
2.031% 8/3/32 (Reg. S)	EUR	2,395,000	1,738,064
3.257% 1/19/27 (b)		1,750,000	1,531,250
3.68% 1/21/30 (b)		4,225,000	3,372,870
4.027% 8/3/50 (b)		6,840,000	4,269,870
Sabic Capital I BV 2.15% 9/14/30 (Reg. S)		2,735,000	2,311,075
SABIC Capital II BV 4% 10/10/23 (b)		8,080,000	8,090,100
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/27		3,015,000	2,575,793
VimpelCom Holdings BV 7.25% 4/26/23 (b)		5,070,000	4,280,981
VTR Finance BV 6.375% 7/15/28 (b)		3,655,000	2,649,875

TOTAL NETHERLANDS			79,241,174

Nigeria - 0.2%
Access Bank PLC 6.125% 9/21/26 (b)		6,737,000	5,422,443
Panama - 0.4%
Aeropuerto Internacional de Tocumen SA:
4% 8/11/41 (b)		2,990,000	2,429,001
5.125% 8/11/61 (b)		2,205,000	1,735,473
Cable Onda SA 4.5% 1/30/30 (b)		7,230,000	5,964,750

TOTAL PANAMA			10,129,224

Paraguay - 0.2%
Telefonica Celular del Paraguay SA 5.875% 4/15/27 (b)		5,285,000	4,769,713
Peru - 0.3%
Camposol SA 6% 2/3/27 (b)		2,578,000	2,166,003
Compania de Minas Buenaventura SA 5.5% 7/23/26 (b)		2,650,000	2,389,770
Volcan Compania Minera SAA 4.375% 2/11/26 (b)		2,125,000	1,849,813

TOTAL PERU			6,405,586

Qatar - 1.4%
Qatar Petroleum:
1.375% 9/12/26 (b)		12,370,000	11,167,018
2.25% 7/12/31 (b)		12,385,000	10,589,175
3.125% 7/12/41 (b)		6,810,000	5,353,511
3.3% 7/12/51 (b)		6,870,000	5,316,951

TOTAL QATAR			32,426,655

Saudi Arabia - 2.1%
Saudi Arabian Oil Co.:
1.625% 11/24/25 (b)		10,375,000	9,595,578
3.5% 4/16/29 (b)		21,920,000	20,906,200
3.5% 11/24/70 (b)		3,405,000	2,392,013
4.25% 4/16/39 (b)		13,025,000	12,028,588
4.375% 4/16/49 (b)		4,080,000	3,617,940

TOTAL SAUDI ARABIA			48,540,319

Singapore - 0.7%
Indika Energy Capital IV Pte Ltd. 8.25% 10/22/25 (b)		3,995,000	3,865,163
Medco Laurel Tree Pte Ltd. 6.95% 11/12/28 (b)		6,895,000	5,722,850
Medco Oak Tree Pte Ltd. 7.375% 5/14/26 (b)		1,225,000	1,111,688
Medco Platinum Road Pte Ltd. 6.75% 1/30/25 (b)		5,841,000	5,414,972

TOTAL SINGAPORE			16,114,673

South Africa - 0.9%
Eskom Holdings SOC Ltd.:
6.35% 8/10/28 (b)		3,775,000	3,373,906
6.75% 8/6/23 (b)		19,420,000	17,657,635
7.125% 2/11/25 (b)		790,000	663,748

TOTAL SOUTH AFRICA			21,695,289

Spain - 0.3%
EnfraGen Energia Sur SA 5.375% 12/30/30 (b)		10,800,000	7,290,000
Thailand - 0.1%
PTT Treasury Center Co. Ltd. 3.7% 7/16/70 (b)		2,635,000	1,843,183
Turkey - 0.6%
Aydem Yenilenebilir Enerji A/S 7.75% 2/2/27 (b)		2,625,000	1,865,063
Petkim Petrokimya Holding A/S 5.875% 1/26/23 (b)		8,260,000	8,074,150
Turk Sise ve Cam Fabrikalari A/S 6.95% 3/14/26 (b)		5,110,000	4,532,889

TOTAL TURKEY			14,472,102

United Arab Emirates - 0.7%
Abu Dhabi National Energy Co. PJSC:
4% 10/3/49 (b)		6,435,000	5,762,543
4.875% 4/23/30 (b)		1,075,000	1,123,577
DP World Ltd. 5.625% 9/25/48 (b)		4,405,000	4,112,618
MDGH GMTN RSC Ltd. 2.875% 11/7/29 (b)		6,010,000	5,428,908

TOTAL UNITED ARAB EMIRATES			16,427,646

United Kingdom - 2.1%
Antofagasta PLC:
2.375% 10/14/30 (b)		8,065,000	6,260,456
5.625% 5/13/32 (b)		2,750,000	2,640,000
Endeavour Mining PLC 5% 10/14/26 (b)		3,735,000	2,995,003
Energean PLC 6.5% 4/30/27 (b)		5,960,000	5,266,405
Fresnillo PLC 4.25% 10/2/50 (b)		3,940,000	2,889,251
Liquid Telecommunications Financing PLC 5.5% 9/4/26 (b)		6,725,000	5,884,375
NAK Naftogaz Ukraine:
7.375% 7/19/22 (Reg. S)		6,785,000	5,122,675
7.625% 11/8/26 (b)		2,455,000	740,796
Oschadbank Via SSB #1 PLC 9.375% 3/10/23 (b)		766,500	421,575
The Bidvest Group UK PLC 3.625% 9/23/26 (b)		3,610,000	3,168,452
Tullow Oil PLC:
7% 3/1/25 (b)		1,935,000	1,596,375
10.25% 5/15/26 (b)		11,035,000	10,538,425

TOTAL UNITED KINGDOM			47,523,788

United States of America - 3.2%
Azul Investments LLP:
5.875% 10/26/24 (b)		8,815,000	6,665,242
7.25% 6/15/26 (b)		2,900,000	2,014,231
BBVA Bancomer SA Texas Branch 6.75% 9/30/22 (b)		3,450,000	3,448,965
Citgo Holding, Inc. 9.25% 8/1/24 (b)		5,685,000	5,500,238
DAE Funding LLC 1.55% 8/1/24 (b)		7,020,000	6,546,150
Kosmos Energy Ltd. 7.125% 4/4/26 (b)		18,315,000	15,416,651
NBM U.S. Holdings, Inc. 6.625% 8/6/29 (b)		12,995,000	12,461,393
Sasol Financing U.S.A. LLC:
4.375% 9/18/26		7,025,000	6,122,147
5.875% 3/27/24		7,245,000	7,072,931
Stillwater Mining Co. 4% 11/16/26 (b)		8,870,000	7,362,100

TOTAL UNITED STATES OF AMERICA			72,610,048

Uzbekistan - 0.1%
National Bank of Uzbekistan 4.85% 10/21/25 (Reg. S)		2,550,000	2,332,134
Uzbekneftegaz JSC 4.75% 11/16/28 (b)		1,110,000	867,188

TOTAL UZBEKISTAN			3,199,322

Venezuela - 0.1%
Petroleos de Venezuela SA:
5.375% 4/12/27 (c)		5,000,000	275,000
5.5% 4/12/37 (c)		330,000	18,150
6% 5/16/24 (b)(c)		9,685,000	532,675
6% 11/15/26 (b)(c)		12,130,000	667,150
9.75% 5/17/35 (b)(c)		1,315,000	72,325
12.75% 12/31/49 (b)(c)		1,310,000	72,050

TOTAL VENEZUELA			1,637,350

TOTAL NONCONVERTIBLE BONDS
(Cost $1,273,192,799)			1,054,056,953

Government Obligations - 39.3%
Angola - 0.9%
Angola Republic:
8.25% 5/9/28 (b)		5,530,000	4,589,900
8.75% 4/14/32 (b)		5,130,000	4,104,000
9.375% 5/8/48 (b)		965,000	704,450
9.5% 11/12/25 (b)		12,520,000	11,502,750

TOTAL ANGOLA			20,901,100

Argentina - 2.0%
Argentine Republic:
0.5% 7/9/30 (f)		78,122,307	17,069,724
1% 7/9/29		8,355,564	1,951,024
1.125% 7/9/35 (f)		22,872,842	4,780,424
2% 1/9/38 (f)		9,996,530	2,898,994
Buenos Aires Province 3.9% 9/1/37 (b)(f)		5,895,000	1,797,238
Province of Santa Fe 7% 3/23/23 (b)		4,375,000	4,068,750
Provincia de Cordoba:
6.875% 12/10/25 (b)		12,304,714	9,376,961
6.99% 6/1/27 (b)		5,681,546	3,665,662

TOTAL ARGENTINA			45,608,777

Armenia - 0.1%
Republic of Armenia 7.15% 3/26/25 (b)		3,095,000	3,045,287
Barbados - 0.4%
Barbados Government 6.5% 10/1/29 (b)		9,940,000	9,534,945
Benin - 0.3%
Republic of Benin:
4.875% 1/19/32 (b)	EUR	5,880,000	4,389,616
5.75% 3/26/26 (b)	EUR	2,965,000	3,040,756

TOTAL BENIN			7,430,372

Bermuda - 0.6%
Bermuda Government:
2.375% 8/20/30 (b)		520,000	434,298
3.375% 8/20/50 (b)		1,825,000	1,327,459
3.717% 1/25/27 (b)		7,540,000	7,272,801
4.75% 2/15/29 (b)		4,160,000	4,155,580

TOTAL BERMUDA			13,190,138

Brazil - 1.7%
Brazilian Federative Republic:
2.875% 6/6/25		13,455,000	12,688,065
3.875% 6/12/30		8,795,000	7,370,210
7.125% 1/20/37		6,420,000	6,385,091
8.25% 1/20/34		12,015,000	13,023,509

TOTAL BRAZIL			39,466,875

Cameroon - 0.2%
Cameroon Republic 5.95% 7/7/32 (b)	EUR	6,435,000	4,980,961
Chile - 0.9%
Chilean Republic:
2.45% 1/31/31		14,670,000	12,504,341
2.75% 1/31/27		3,315,000	3,099,525
3.5% 1/31/34		2,180,000	1,935,840
4% 1/31/52		1,910,000	1,582,435
4.34% 3/7/42		2,815,000	2,512,388

TOTAL CHILE			21,634,529

China - 0.2%
Peoples Republic of China 1.2% 10/21/30 (b)		4,895,000	4,207,008
Colombia - 1.3%
Colombian Republic:
3% 1/30/30		11,350,000	8,649,409
3.125% 4/15/31		6,095,000	4,520,966
3.25% 4/22/32		3,005,000	2,180,128
4.125% 5/15/51		2,555,000	1,534,278
5% 6/15/45		9,880,000	6,612,190
5.2% 5/15/49		7,200,000	4,892,850
6.125% 1/18/41		440,000	344,795
7.375% 9/18/37		1,575,000	1,454,709

TOTAL COLOMBIA			30,189,325

Costa Rica - 0.2%
Costa Rican Republic:
5.625% 4/30/43 (b)		1,910,000	1,437,633
6.125% 2/19/31 (b)		2,400,000	2,232,450
7% 4/4/44 (b)		585,000	502,296

TOTAL COSTA RICA			4,172,379

Dominican Republic - 1.7%
Dominican Republic:
4.875% 9/23/32 (b)		9,085,000	6,982,958
5.875% 1/30/60 (b)		3,120,000	2,129,010
5.95% 1/25/27 (b)		6,410,000	6,120,749
6% 7/19/28 (b)		4,120,000	3,818,210
6% 2/22/33 (b)		4,275,000	3,555,731
6.4% 6/5/49 (b)		1,825,000	1,357,116
6.5% 2/15/48 (b)		2,285,000	1,717,035
6.85% 1/27/45 (b)		3,435,000	2,730,396
6.875% 1/29/26 (b)		7,420,000	7,558,198
7.45% 4/30/44 (b)		3,655,000	3,122,284

TOTAL DOMINICAN REPUBLIC			39,091,687

Ecuador - 0.6%
Ecuador Republic:
1% 7/31/35 (b)(f)		7,865,000	3,884,818
5% 7/31/30 (b)(f)		14,060,000	9,207,543

TOTAL ECUADOR			13,092,361

Egypt - 1.7%
Arab Republic of Egypt:
5.8% 9/30/27 (b)		4,120,000	2,894,300
7.5% 1/31/27 (b)		29,060,000	22,594,150
7.6003% 3/1/29 (b)		5,785,000	4,208,588
7.903% 2/21/48 (b)		4,875,000	2,754,375
8.5% 1/31/47 (b)		7,395,000	4,344,563
8.7002% 3/1/49 (b)		2,625,000	1,548,750

TOTAL EGYPT			38,344,726

El Salvador - 0.3%
El Salvador Republic:
6.375% 1/18/27 (b)		810,000	271,502
7.1246% 1/20/50 (b)		3,320,000	1,008,035
7.625% 2/1/41 (b)		935,000	290,025
7.75% 1/24/23 (b)		7,730,000	5,434,190

TOTAL EL SALVADOR			7,003,752

Gabon - 0.1%
Gabonese Republic 7% 11/24/31 (b)		4,080,000	2,947,800
Georgia - 0.2%
Georgia Republic 2.75% 4/22/26 (b)		5,385,000	4,463,828
Ghana - 0.3%
Ghana Republic:
7.75% 4/7/29 (b)		6,220,000	3,062,573
8.125% 1/18/26 (b)		835,000	599,008
8.627% 6/16/49 (b)		330,000	154,275
10.75% 10/14/30 (b)		4,110,000	3,493,500

TOTAL GHANA			7,309,356

Guatemala - 0.4%
Guatemalan Republic:
4.9% 6/1/30 (b)		2,510,000	2,288,493
5.375% 4/24/32 (b)		3,930,000	3,618,793
6.125% 6/1/50 (b)		2,620,000	2,197,198

TOTAL GUATEMALA			8,104,484

Hungary - 0.3%
Hungarian Republic:
2.125% 9/22/31 (b)		2,190,000	1,690,817
5.25% 6/16/29 (b)		3,080,000	3,068,780
5.5% 6/16/34 (b)		3,210,000	3,114,143

TOTAL HUNGARY			7,873,740

Indonesia - 2.7%
Indonesian Republic:
3.85% 10/15/30		3,790,000	3,598,842
4.1% 4/24/28		7,530,000	7,397,284
4.35% 1/11/48		4,095,000	3,568,219
4.4% 6/6/27 (b)		3,635,000	3,607,738
5.125% 1/15/45 (b)		9,585,000	9,154,729
5.25% 1/17/42 (b)		3,965,000	3,857,945
5.95% 1/8/46 (b)		4,505,000	4,695,899
6.625% 2/17/37 (b)		821,000	895,814
6.75% 1/15/44 (b)		3,710,000	4,243,721
7.75% 1/17/38 (b)		8,865,000	10,559,323
8.5% 10/12/35 (b)		9,215,000	11,592,470

TOTAL INDONESIA			63,171,984

Iraq - 0.1%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		3,264,750	2,931,746
Israel - 0.3%
Israeli State:
3.375% 1/15/50		6,775,000	5,464,349
3.8% 5/13/60 (Reg. S)		2,770,000	2,303,255

TOTAL ISRAEL			7,767,604

Ivory Coast - 0.5%
Ivory Coast:
5.875% 10/17/31 (b)	EUR	5,330,000	4,364,777
6.125% 6/15/33 (b)		3,865,000	3,010,593
6.375% 3/3/28 (b)		5,505,000	4,866,076

TOTAL IVORY COAST			12,241,446

Jamaica - 0.2%
Jamaican Government:
6.75% 4/28/28		2,175,000	2,240,658
7.875% 7/28/45		1,995,000	2,108,715

TOTAL JAMAICA			4,349,373

Jordan - 0.4%
Jordanian Kingdom:
4.95% 7/7/25 (b)		6,605,000	5,951,931
7.375% 10/10/47 (b)		1,240,000	903,883
7.75% 1/15/28 (b)		3,350,000	3,131,831

TOTAL JORDAN			9,987,645

Kenya - 0.4%
Republic of Kenya:
6.875% 6/24/24 (b)		6,200,000	5,208,000
7% 5/22/27 (b)		5,385,000	3,957,975

TOTAL KENYA			9,165,975

Korea (South) - 0.3%
Korean Republic 1% 9/16/30		6,770,000	5,649,091
Lebanon - 0.1%
Lebanese Republic:
5.8% 12/31/49 (c)		7,337,000	480,574
6.375% 12/31/49 (c)		9,133,000	598,212

TOTAL LEBANON			1,078,786

Mexico - 2.0%
United Mexican States:
2.659% 5/24/31		5,750,000	4,732,250
3.25% 4/16/30		7,105,000	6,249,292
3.5% 2/12/34		6,600,000	5,458,200
3.75% 1/11/28		6,690,000	6,419,055
3.75% 4/19/71		6,455,000	4,090,049
4.5% 4/22/29		3,880,000	3,767,480
5.75% 10/12/2110		9,700,000	8,119,506
6.05% 1/11/40		7,695,000	7,556,971

TOTAL MEXICO			46,392,803

Mongolia - 0.2%
Mongolia Government 5.125% 4/7/26 (b)		4,285,000	3,814,121
Morocco - 0.3%
Moroccan Kingdom:
2.375% 12/15/27 (b)		5,980,000	4,870,710
4% 12/15/50 (b)		1,425,000	862,125
5.5% 12/11/42 (b)		850,000	617,738

TOTAL MOROCCO			6,350,573

Nigeria - 1.3%
Republic of Nigeria:
6.125% 9/28/28 (b)		5,820,000	4,111,466
6.375% 7/12/23 (b)		4,390,000	4,302,200
6.5% 11/28/27 (b)		2,610,000	1,977,075
7.143% 2/23/30 (b)		3,780,000	2,646,000
7.625% 11/21/25 (b)		18,215,000	16,029,200

TOTAL NIGERIA			29,065,941

Oman - 1.4%
Sultanate of Oman:
5.375% 3/8/27 (b)		1,305,000	1,264,219
5.625% 1/17/28 (b)		15,315,000	14,702,400
6% 8/1/29 (b)		5,765,000	5,541,606
6.25% 1/25/31 (b)		3,725,000	3,599,281
6.75% 1/17/48 (b)		8,600,000	7,396,000

TOTAL OMAN			32,503,506

Pakistan - 0.3%
Islamic Republic of Pakistan:
6% 4/8/26 (b)		7,700,000	5,159,847
6.875% 12/5/27 (b)		1,375,000	924,516
8.25% 4/15/24 (b)		1,300,000	1,005,713

TOTAL PAKISTAN			7,090,076

Panama - 1.4%
Panamanian Republic:
2.252% 9/29/32		4,545,000	3,553,054
3.16% 1/23/30		4,805,000	4,280,354
3.298% 1/19/33		4,785,000	4,100,745
3.87% 7/23/60		6,405,000	4,544,748
3.875% 3/17/28		6,045,000	5,770,330
4.5% 5/15/47		2,710,000	2,237,952
4.5% 4/16/50		8,410,000	6,871,496

TOTAL PANAMA			31,358,679

Paraguay - 0.4%
Republic of Paraguay:
2.739% 1/29/33 (b)		2,485,000	1,847,908
4.95% 4/28/31 (b)		5,505,000	5,079,395
5.4% 3/30/50 (b)		3,750,000	2,899,922

TOTAL PARAGUAY			9,827,225

Peru - 0.9%
Peruvian Republic:
2.783% 1/23/31		16,370,000	13,932,916
3% 1/15/34		4,725,000	3,876,863
3.3% 3/11/41		4,220,000	3,177,660

TOTAL PERU			20,987,439

Qatar - 2.3%
State of Qatar:
3.75% 4/16/30 (b)		20,055,000	19,854,450
4% 3/14/29 (b)		5,630,000	5,686,300
4.4% 4/16/50 (b)		5,985,000	5,738,119
4.817% 3/14/49 (b)		9,275,000	9,321,375
5.103% 4/23/48 (b)		6,810,000	7,124,963
9.75% 6/15/30 (b)		3,415,000	4,716,969

TOTAL QATAR			52,442,176

Romania - 0.7%
Romanian Republic:
3% 2/27/27 (b)		5,066,000	4,466,946
3% 2/14/31 (b)		6,709,000	5,160,898
3.375% 1/28/50 (Reg. S)	EUR	1,830,000	1,133,629
3.625% 3/27/32 (b)		5,066,000	3,955,596
4.375% 8/22/23 (b)		2,395,000	2,389,462

TOTAL ROMANIA			17,106,531

Russia - 0.1%
Ministry of Finance of the Russian Federation:
4.375% 3/21/29(Reg. S) (c)		4,000,000	1,040,000
5.1% 3/28/35(Reg. S) (c)		5,000,000	1,250,000

TOTAL RUSSIA			2,290,000

Rwanda - 0.2%
Rwanda Republic 5.5% 8/9/31 (b)		6,380,000	5,009,496
Saudi Arabia - 1.1%
Kingdom of Saudi Arabia:
2.25% 2/2/33 (b)		7,655,000	6,353,650
3.625% 3/4/28 (b)		3,515,000	3,462,275
3.75% 1/21/55 (b)		5,235,000	4,286,156
4.5% 10/26/46 (b)		6,920,000	6,305,850
4.5% 4/22/60 (b)		2,545,000	2,341,400
4.625% 10/4/47 (b)		3,295,000	3,047,875

TOTAL SAUDI ARABIA			25,797,206

Serbia - 0.2%
Republic of Serbia 2.125% 12/1/30 (b)		5,870,000	4,277,763
South Africa - 0.1%
South African Republic 4.85% 9/30/29		2,510,000	2,142,599
Sri Lanka - 0.1%
Democratic Socialist Republic of Sri Lanka:
6.2% 5/11/27 (b)(c)		2,685,000	752,095
7.55% 3/28/30 (b)(c)		2,630,000	736,689
7.85% 3/14/29 (b)(c)		4,750,000	1,330,523

TOTAL SRI LANKA			2,819,307

Turkey - 2.5%
Turkish Republic:
4.25% 3/13/25		7,465,000	6,397,972
4.25% 4/14/26		2,455,000	1,972,899
4.75% 1/26/26		10,970,000	9,050,250
4.875% 10/9/26		4,595,000	3,673,990
4.875% 4/16/43		7,940,000	4,683,608
5.125% 2/17/28		5,960,000	4,538,168
5.75% 3/22/24		3,245,000	3,005,276
5.75% 5/11/47		4,270,000	2,624,182
6% 1/14/41		1,850,000	1,171,628
6.125% 10/24/28		3,895,000	3,057,088
6.35% 8/10/24		3,290,000	3,036,670
6.375% 10/14/25		8,255,000	7,289,165
7.25% 12/23/23		6,125,000	5,961,539

TOTAL TURKEY			56,462,435

Ukraine - 0.8%
Ukraine Government:
1.258% 5/31/40 (b)(e)		4,080,000	999,600
6.876% 5/21/29 (b)		1,910,000	458,400
7.253% 3/15/33 (b)		6,695,000	1,640,275
7.375% 9/25/32 (b)		3,310,000	810,950
7.75% 9/1/22 (b)		9,062,000	4,893,480
7.75% 9/1/23 (b)		12,525,000	3,882,750
7.75% 9/1/24 (b)		15,415,000	3,853,750
7.75% 9/1/26 (b)		2,195,000	554,238
7.75% 9/1/27 (b)		1,360,000	343,400

TOTAL UKRAINE			17,436,843

United Arab Emirates - 1.8%
Emirate of Abu Dhabi:
1.7% 3/2/31 (b)		6,640,000	5,570,545
3% 9/15/51 (b)		2,650,000	1,999,600
3.125% 4/16/30 (b)		8,570,000	8,143,107
3.125% 9/30/49 (b)		10,540,000	8,186,945
3.875% 4/16/50 (b)		7,190,000	6,395,954
Emirate of Dubai 3.9% 9/9/50 (Reg. S)		7,730,000	5,530,815
United Arab Emirates 4.05% 7/7/32 (b)(g)		4,660,000	4,689,125

TOTAL UNITED ARAB EMIRATES			40,516,091

Uruguay - 0.3%
Uruguay Republic 5.1% 6/18/50		7,730,000	7,753,190
Uzbekistan - 0.3%
Republic of Uzbekistan:
3.7% 11/25/30 (b)		3,090,000	2,213,213
3.9% 10/19/31 (b)		4,325,000	3,059,938
4.75% 2/20/24 (b)		2,495,000	2,378,515

TOTAL UZBEKISTAN			7,651,666

Venezuela - 0.2%
Venezuelan Republic:
9.25% 9/15/27 (c)		32,390,000	2,753,150
11.95% 8/5/31 (Reg. S) (c)		14,080,000	1,196,800
12.75% 8/23/22 (c)		2,705,000	233,306

TOTAL VENEZUELA			4,183,256

Vietnam - 0.9%
Vietnamese Socialist Republic 5.5% 3/12/28		21,824,983	21,624,466
Zambia - 0.1%
Republic of Zambia 8.97% 7/30/27 (b)		3,570,000	2,074,616
TOTAL GOVERNMENT OBLIGATIONS
(Cost $1,194,389,256)			905,915,084

Preferred Securities - 4.4%
British Virgin Islands - 0.3%
CAS Capital No 1 Ltd. 4% (Reg. S) (d)(e)		6,970,000	6,035,076
Cayman Islands - 2.5%
Banco Do Brasil SA 6.25% (b)(d)(e)		6,305,000	5,643,829
Banco Mercantil del Norte SA:
6.75% (b)(d)(e)		3,940,000	3,701,566
6.875% (b)(d)(e)		7,015,000	7,077,648
7.625% (b)(d)(e)		2,830,000	2,678,992
Cosan Overseas Ltd. 8.25% (d)		18,931,000	19,081,821
DP World Salaam 6% (Reg. S) (d)(e)		6,250,000	6,452,995
Itau Unibanco Holding SA 6.125% (b)(d)(e)		7,925,000	7,619,983
MAF Global Securities Ltd. 5.5% (Reg. S) (d)(e)		6,140,000	6,230,331

TOTAL CAYMAN ISLANDS			58,487,165

Georgia - 0.1%
Georgia Bank Joint Stock Co. 11.125% (Reg. S) (d)(e)		1,300,000	1,297,935
Ireland - 0.0%
Alfa Bond Issuance PLC 6.95% (Reg. S) (c)(d)(e)(h)		982,000	73,650
Tinkoff Credit Systems 6% (b)(d)(e)		2,960,000	686,109

TOTAL IRELAND			759,759

Mauritius - 0.4%
Network i2i Ltd.:
3.975% (b)(d)(e)		2,640,000	2,226,950
5.65% (b)(d)(e)		6,338,000	5,938,214

TOTAL MAURITIUS			8,165,164

Mexico - 0.3%
CEMEX S.A.B. de CV 5.125% (b)(d)(e)		6,660,000	5,759,339
United Arab Emirates - 0.6%
Emirates NBD Bank PJSC 6.125% (Reg. S) (d)(e)		6,975,000	7,093,400
NBK Tier 1 Financing 2 Ltd. 4.5% (b)(d)(e)		5,155,000	4,816,215
NBK Tier 1 Ltd. 3.625% (b)(d)(e)		2,595,000	2,360,879

TOTAL UNITED ARAB EMIRATES			14,270,494

United Kingdom - 0.0%
Gazprom PJSC Via Gaz Finance PLC 4.5985% (Reg. S) (d)(e)		5,160,000	876,254
United States of America - 0.2%
BBVA Bancomer SA Texas Branch:
5.125% 1/18/33 (b)(e)		2,725,000	2,374,455
5.35% 11/12/29 (b)(e)		2,030,000	1,917,881

TOTAL UNITED STATES OF AMERICA			4,292,336

TOTAL PREFERRED SECURITIES
(Cost $113,828,893)			99,943,522
		Shares	Value

Money Market Funds - 9.6%
Fidelity Cash Central Fund 1.58% (i)
(Cost $221,893,732)		221,849,854	221,894,224
TOTAL INVESTMENT IN SECURITIES - 99.1%
(Cost $2,803,304,680)			2,281,809,783
NET OTHER ASSETS (LIABILITIES) - 0.9%			21,615,416
NET ASSETS - 100%			$2,303,425,199

Currency Abbreviations

EUR – European Monetary Unit

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,431,576,561 or 62.1% of net assets.

 (c) Non-income producing - Security is in default.

 (d) Security is perpetual in nature with no stated maturity date.

 (e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (f) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (h) Level 3 security

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 1.58%	$338,951,486	$964,903,810	$1,081,961,072	$564,702	$--	$--	$221,894,224	0.4%
Total	$338,951,486	$964,903,810	$1,081,961,072	$564,702	$--	$--	$221,894,224

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$1,054,056,953	$--	$1,054,056,953	$--
Government Obligations	905,915,084	--	905,915,084	--
Preferred Securities	99,943,522	--	99,869,872	73,650
Money Market Funds	221,894,224	221,894,224	--	--
Total Investments in Securities:	$2,281,809,783	$221,894,224	$2,059,841,909	$73,650

Other Information

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

AAA,AA,A	15.5%
BBB	18.3%
BB	27.4%
B	17.1%
CCC,CC,C	6.3%
D	0.2%
Not Rated	4.7%
Short-Term Investments and Net Other Assets	10.5%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Emerging Markets Debt Central Fund

Financial Statements

Statement of Assets and Liabilities

		June 30, 2022 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $2,581,410,948)	$2,059,915,559
Fidelity Central Funds (cost $221,893,732)	221,894,224
Total Investment in Securities (cost $2,803,304,680)		$2,281,809,783
Foreign currency held at value (cost $469)		393
Receivable for investments sold		2,879,312
Receivable for fund shares sold		41,312
Interest receivable		35,487,110
Distributions receivable from Fidelity Central Funds		220,234
Total assets		2,320,438,144
Liabilities
Payable to custodian bank	$3,365,532
Payable for investments purchased
Regular delivery	8,784,445
Delayed delivery	4,660,000
Payable for fund shares redeemed	199,946
Distributions payable	555
Other payables and accrued expenses	2,467
Total liabilities		17,012,945
Net Assets		$2,303,425,199
Net Assets consist of:
Paid in capital		$2,932,039,527
Total accumulated earnings (loss)		(628,614,328)
Net Assets		$2,303,425,199
Net Asset Value, offering price and redemption price per share ($2,303,425,199 ÷ 307,633,926 shares)		$7.49

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2022 (Unaudited)
Investment Income
Dividends		$3,350,417
Interest		60,057,207
Income from Fidelity Central Funds		564,702
Income before foreign taxes withheld		63,972,326
Less foreign taxes withheld		(174,351)
Total income		63,797,975
Expenses
Custodian fees and expenses	$2,294
Independent trustees' fees and expenses	4,390
Legal	63
Total expenses before reductions	6,747
Expense reductions	(283)
Total expenses after reductions		6,464
Net investment income (loss)		63,791,511
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(22,985,719)
Foreign currency transactions	(37,924)
Total net realized gain (loss)		(23,023,643)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(445,373,711)
Assets and liabilities in foreign currencies	(30,334)
Total change in net unrealized appreciation (depreciation)		(445,404,045)
Net gain (loss)		(468,427,688)
Net increase (decrease) in net assets resulting from operations		$(404,636,177)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2022 (Unaudited)	Year ended December 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$63,791,511	$129,970,046
Net realized gain (loss)	(23,023,643)	(36,168,604)
Change in net unrealized appreciation (depreciation)	(445,404,045)	(87,699,778)
Net increase (decrease) in net assets resulting from operations	(404,636,177)	6,101,664
Distributions to shareholders	(57,149,297)	(118,755,725)
Share transactions
Proceeds from sales of shares	63,784,830	256,691,874
Reinvestment of distributions	57,148,716	118,755,725
Cost of shares redeemed	(107,172,757)	(263,102,291)
Net increase (decrease) in net assets resulting from share transactions	13,760,789	112,345,308
Total increase (decrease) in net assets	(448,024,685)	(308,753)
Net Assets
Beginning of period	2,751,449,884	2,751,758,637
End of period	$2,303,425,199	$2,751,449,884
Other Information
Shares
Sold	7,662,691	28,148,870
Issued in reinvestment of distributions	7,047,390	13,017,311
Redeemed	(13,330,561)	(28,527,974)
Net increase (decrease)	1,379,520	12,638,207

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Emerging Markets Debt Central Fund

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$8.98	$9.37	$9.44	$9.11	$10.11	$9.81
Income from Investment Operations
Net investment income (loss)A,B	.207	.437	.501	.582	.564	.686
Net realized and unrealized gain (loss)	(1.512)	(.428)	(.119)	.353	(1.013)	.370
Total from investment operations	(1.305)	.009	.382	.935	(.449)	1.056
Distributions from net investment income	(.185)	(.399)	(.452)	(.548)	(.551)	(.730)
Distributions from net realized gain	–	–	–	(.057)	–	(.026)
Total distributions	(.185)	(.399)	(.452)	(.605)	(.551)	(.756)
Net asset value, end of period	$7.49	$8.98	$9.37	$9.44	$9.11	$10.11
Total ReturnC,D	(14.67)%	.11%	4.42%	10.48%	(4.52)%	10.99%
Ratios to Average Net AssetsB,E,F
Expenses before reductions	- %G,H	- %H	- %H	- %H	.01%	.01%
Expenses net of fee waivers, if any	- %G,H	- %H	- %H	- %H	.01%	.01%
Expenses net of all reductions	- %G,H	- %H	- %H	- %H	- %H	.01%
Net investment income (loss)	5.07%G	4.77%	5.59%	6.23%	5.91%	6.76%
Supplemental Data
Net assets, end of period (000 omitted)	$2,303,425	$2,751,450	$2,751,759	$2,936,254	$128,495	$133,138
Portfolio turnover rateI	18%G	32%	89%	72%J	40%	57%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount represents less than .005%.

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Emerging Markets Debt Local Currency Central Fund

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of June 30, 2022
United States of America*	16.3%
China	10.2%
Brazil	10.0%
Indonesia	9.7%
Mexico	9.3%
South Africa	8.8%
Thailand	4.7%
Malaysia	4.6%
Poland	4.3%
Other	22.1%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and include the effect of futures, if applicable.

Top Holdings as of June 30, 2022

(by issuer, excluding cash equivalents)	% of fund's net assets
Peoples Republic of China	10.2
Indonesian Republic	9.7
United Mexican States	9.3
South African Republic	8.8
Brazilian Federative Republic	6.9
Kingdom of Thailand	4.7
Malaysian Government	4.6
Polish Government	4.3
Colombian Republic	4.3
Brazil Letras Do Tesouro Nacio	3.1
65.9

Asset Allocation (% of fund's net assets)

As of June 30, 2022
Government Obligations	82.4%
Supranational Obligations	1.3%
Short-Term Investments and Net Other Assets (Liabilities)	16.3%

Fidelity® Emerging Markets Debt Local Currency Central Fund

Schedule of Investments June 30, 2022 (Unaudited)

Showing Percentage of Net Assets

Foreign Government and Government Agency Obligations - 82.4%
		Principal Amount	Value
Brazil - 10.0%
Brazil Letras Do Tesouro Nacio, yield at date of purchase 5.1772% to 6.2765% 7/1/23 to 1/1/24	BRL	$15,500,000	$2,578,967
Brazilian Federative Republic:
10% 1/1/23	BRL	9,000,000	1,690,124
10% 1/1/25	BRL	12,000,000	2,160,672
10% 1/1/27	BRL	4,250,000	736,900
10% 1/1/29	BRL	3,500,000	585,553
10% 1/1/31	BRL	3,250,000	529,377

TOTAL BRAZIL			8,281,593

Chile - 2.2%
Chilean Republic:
4% 3/1/23 (Reg. S) (a)	CLP	400,000,000	421,712
4.5% 3/1/26	CLP	495,000,000	507,114
4.7% 9/1/30 (Reg. S) (a)	CLP	200,000,000	195,324
5% 3/1/35	CLP	455,000,000	436,624
6% 1/1/43	CLP	225,000,000	235,291

TOTAL CHILE			1,796,065

China - 10.2%
Peoples Republic of China:
2.68% 5/21/30	CNY	19,000,000	2,790,753
2.88% 11/5/23	CNY	14,750,000	2,222,040
3.28% 12/3/27	CNY	20,000,000	3,076,068
3.81% 9/14/50	CNY	2,500,000	401,310

TOTAL CHINA			8,490,171

Colombia - 4.3%
Colombian Republic:
5.75% 11/3/27	COP	3,350,000,000	633,821
6% 4/28/28	COP	1,000,000,000	187,791
7% 6/30/32	COP	5,800,000,000	1,023,956
7.25% 10/26/50	COP	1,650,000,000	248,239
7.5% 8/26/26	COP	3,400,000,000	726,484
9.25% 5/28/42	COP	375,000,000	71,815
10% 7/24/24	COP	2,700,000,000	647,695

TOTAL COLOMBIA			3,539,801

Czech Republic - 2.7%
Czech Republic:
0.95% 5/15/30 (Reg. S)	CZK	15,500,000	485,879
1.2% 3/13/31	CZK	25,000,000	780,932
2% 10/13/33	CZK	29,500,000	940,981

TOTAL CZECH REPUBLIC			2,207,792

Dominican Republic - 0.5%
Dominican Republic 8.9% 2/15/23(Reg. S)	DOP	25,500,000	462,319
Egypt - 1.3%
Arab Republic of Egypt:
14.06% 1/12/26	EGP	4,000,000	204,651
14.531% 9/14/24	EGP	3,750,000	196,089
14.556% 10/13/27	EGP	7,000,000	354,646
15.9% 7/2/24	EGP	3,750,000	201,126
16.1% 5/7/29	EGP	2,500,000	131,816

TOTAL EGYPT			1,088,328

Hungary - 2.0%
Hungarian Republic:
2.25% 6/22/34	HUF	100,000,000	150,946
3% 6/26/24	HUF	75,000,000	179,859
3% 10/27/38	HUF	275,000,000	403,806
3.25% 10/22/31	HUF	223,000,000	410,653
6.75% 10/22/28	HUF	198,000,000	485,038

TOTAL HUNGARY			1,630,302

Indonesia - 9.7%
Indonesian Republic:
6.375% 4/15/32	IDR	6,500,000,000	411,227
6.5% 6/15/25	IDR	12,750,000,000	877,245
7.5% 4/15/40	IDR	9,000,000,000	601,108
8.125% 5/15/24	IDR	2,500,000,000	176,624
8.25% 5/15/29	IDR	26,000,000,000	1,856,083
8.25% 5/15/36	IDR	250,000,000	17,704
8.375% 9/15/26	IDR	32,400,000,000	2,351,025
8.375% 3/15/34	IDR	18,800,000,000	1,342,091
8.375% 4/15/39	IDR	6,000,000,000	428,528

TOTAL INDONESIA			8,061,635

Kazakhstan - 0.9%
Kazakhstan Republic:
7.2% 5/27/25	KZT	200,000,000	346,994
8.05% 5/20/24	KZT	140,000,000	271,557
10.5% 8/4/26	KZT	90,000,000	173,279

TOTAL KAZAKHSTAN			791,830

Malaysia - 4.6%
Malaysian Government:
3.757% 5/22/40	MYR	2,000,000	392,980
3.828% 7/5/34	MYR	3,650,000	764,102
3.885% 8/15/29	MYR	3,300,000	730,882
4.065% 6/15/50	MYR	3,750,000	732,652
4.696% 10/15/42	MYR	1,750,000	392,925
4.762% 4/7/37	MYR	3,550,000	812,909

TOTAL MALAYSIA			3,826,450

Mexico - 9.3%
United Mexican States:
5.75% 3/5/26	MXN	53,750,000	2,375,510
7.75% 11/23/34	MXN	250,000	11,222
7.75% 11/13/42	MXN	44,000,000	1,914,179
8% 12/7/23	MXN	19,750,000	964,013
8.5% 5/31/29	MXN	51,500,000	2,487,351

TOTAL MEXICO			7,752,275

Peru - 2.3%
Peruvian Republic:
5.35% 8/12/40	PEN	500,000	97,707
5.4% 8/12/34(Reg. S)	PEN	3,250,000	682,324
6.35% 8/12/28	PEN	2,825,000	694,189
6.95% 8/12/31	PEN	1,750,000	432,993

TOTAL PERU			1,907,213

Philippines - 0.2%
Philippine Republic 6.25% 1/14/36	PHP	10,000,000	175,220
Poland - 4.3%
Polish Government:
1.75% 4/25/32	PLN	2,000,000	285,978
2.5% 1/25/23	PLN	1,000,000	217,782
2.5% 7/25/26	PLN	9,200,000	1,710,481
2.75% 10/25/29	PLN	8,000,000	1,369,715

TOTAL POLAND			3,583,956

Romania - 2.7%
Romanian Republic:
3.65% 9/24/31	RON	5,375,000	776,758
4% 10/25/23	RON	2,000,000	399,640
4.25% 6/28/23	RON	3,750,000	762,651
4.75% 10/11/34	RON	750,000	109,434
5% 2/12/29	RON	1,000,000	172,786

TOTAL ROMANIA			2,221,269

Russia - 0.6%
Ministry of Finance of the Russian Federation:
6.9% 5/23/29 (b)(c)	RUB	45,000,000	69,545
7.05% 1/19/28 (b)(c)	RUB	42,750,000	66,068
7.25% 5/10/34 (b)(c)	RUB	61,000,000	94,273
7.7% 3/16/39 (b)(c)	RUB	31,500,000	48,682
8.5% 9/17/31 (b)(c)	RUB	141,000,000	217,909

TOTAL RUSSIA			496,477

South Africa - 8.8%
South African Republic:
6.5% 2/28/41	ZAR	29,500,000	1,112,282
7% 2/28/31	ZAR	4,500,000	217,427
8% 1/31/30	ZAR	64,750,000	3,457,693
8.75% 2/28/48	ZAR	24,500,000	1,159,699
8.875% 2/28/35	ZAR	26,500,000	1,364,606

TOTAL SOUTH AFRICA			7,311,707

Thailand - 4.7%
Kingdom of Thailand:
1.585% 12/17/35	THB	36,000,000	823,149
1.6% 12/17/29	THB	16,000,000	418,298
1.6% 6/17/35	THB	36,250,000	834,438
2% 12/17/22	THB	6,000,000	170,685
2% 12/17/31	THB	16,000,000	423,635
2.875% 6/17/46	THB	4,500,000	102,107
3.3% 6/17/38	THB	42,750,000	1,159,977

TOTAL THAILAND			3,932,289

Turkey - 0.8%
Turkish Republic:
8% 3/12/25	TRY	7,250,000	313,173
11% 2/24/27	TRY	750,000	32,802
11.7% 11/13/30	TRY	2,750,000	116,154
12.4% 3/8/28	TRY	4,000,000	185,966

TOTAL TURKEY			648,095

Ukraine - 0.1%
Ukraine Government 11.15% 8/26/22 (c)	UAH	9,000,000	81,119
Uruguay - 0.2%
Uruguay Republic 8.25% 5/21/31	UYU	6,500,000	140,911
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $81,909,903)			68,426,817

Supranational Obligations - 1.3%
Asian Infrastructure Investment Bank 2.375% 2/10/25 (Reg. S)	PHP	19,400,000	324,366
Inter-American Development Bank:
5.1% 11/17/26	IDR	5,000,000,000	320,678
5.7% 11/12/24	INR	20,000,000	241,605
International Finance Corp. 5.85% 11/25/22	INR	17,500,000	220,892
TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $1,257,646)			1,107,541
		Shares	Value

Money Market Funds - 14.1%
Fidelity Cash Central Fund 1.58% (d)
(Cost $11,683,637)		11,681,301	11,683,637
TOTAL INVESTMENT IN SECURITIES - 97.8%
(Cost $94,851,186)			81,217,995
NET OTHER ASSETS (LIABILITIES) - 2.2%			1,809,977
NET ASSETS - 100%			$83,027,972

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/(Depreciation)
BRL	1,152,000	USD	222,630	Citibank, N. A.	8/4/22	$(4,595)
BRL	1,073,000	USD	211,099	Citibank, N. A.	8/4/22	(8,016)
BRL	1,042,000	USD	213,153	Citibank, N. A.	8/4/22	(15,937)
BRL	2,188,000	USD	416,524	Citibank, N. A.	8/4/22	(2,408)
CLP	174,227,000	USD	190,412	Citibank, N. A.	8/4/22	(1,885)
CLP	214,909,000	USD	244,007	Citibank, N. A.	8/4/22	(11,459)
CLP	187,434,000	USD	225,038	Citibank, N. A.	8/4/22	(22,220)
CNY	2,855,000	USD	422,525	HSBC Bank	8/4/22	3,606
CNY	3,117,000	USD	466,638	JPMorgan Chase Bank, N.A.	8/4/22	(1,402)
COP	464,100,000	USD	110,976	BNP Paribas S.A.	8/4/22	176
COP	724,900,000	USD	175,840	Citibank, N. A.	8/4/22	(2,227)
COP	942,200,000	USD	229,749	Citibank, N. A.	8/4/22	(4,092)
COP	1,708,100,000	USD	413,260	Goldman Sachs Bank USA	8/4/22	(4,171)
CZK	33,574,000	USD	1,383,151	BNP Paribas S.A.	8/4/22	32,554
CZK	2,019,000	USD	86,699	Goldman Sachs Bank USA	8/4/22	(1,565)
CZK	6,350,000	USD	271,953	Goldman Sachs Bank USA	8/4/22	(4,195)
CZK	7,187,000	USD	302,657	State Street Bank And Trust Co	8/4/22	395
EGP	3,362,000	USD	175,104	Citibank, N. A.	8/4/22	26
HUF	434,612,000	USD	1,162,763	Goldman Sachs Bank USA	8/4/22	(19,721)
HUF	43,196,000	USD	116,094	HSBC Bank	8/4/22	(2,487)
HUF	138,575,000	USD	375,573	JPMorgan Chase Bank, N.A.	8/4/22	(11,116)
IDR	7,055,500,000	USD	479,314	BNP Paribas S.A.	8/4/22	(5,902)
IDR	9,261,600,000	USD	628,971	HSBC Bank	8/4/22	(7,533)
IDR	6,214,700,000	USD	427,127	HSBC Bank	8/4/22	(10,131)
IDR	888,900,000	USD	59,886	State Street Bank And Trust Co	8/4/22	(242)
MXN	4,495,000	USD	220,146	BNP Paribas S.A.	8/4/22	2,127
MXN	13,762,000	USD	666,912	BNP Paribas S.A.	8/4/22	13,604
MXN	5,206,000	USD	252,222	HSBC Bank	8/4/22	5,209
MXN	12,766,000	USD	639,387	JPMorgan Chase Bank, N.A.	8/4/22	(8,123)
MXN	8,982,000	USD	447,539	JPMorgan Chase Bank, N.A.	8/4/22	(3,389)
MYR	787,000	USD	178,864	Goldman Sachs Bank USA	8/4/22	(325)
MYR	17,813,000	USD	4,051,632	Goldman Sachs Bank USA	8/4/22	(10,570)
MYR	850,000	USD	194,486	Goldman Sachs Bank USA	8/4/22	(1,655)
PEN	855,000	USD	229,100	Citibank, N. A.	8/4/22	(6,530)
PEN	837,000	USD	225,576	State Street Bank And Trust Co	8/4/22	(7,692)
PLN	9,328,000	USD	2,052,980	BNP Paribas S.A.	8/4/22	19,250
PLN	4,839,000	USD	1,078,857	Goldman Sachs Bank USA	8/4/22	(3,866)
PLN	1,949,000	USD	438,769	Goldman Sachs Bank USA	8/4/22	(5,796)
PLN	1,112,000	USD	258,073	HSBC Bank	8/4/22	(11,041)
PLN	1,773,000	USD	399,446	JPMorgan Chase Bank, N.A.	8/4/22	(5,571)
RON	992,000	USD	211,667	BNP Paribas S.A.	8/4/22	(2,438)
RON	1,358,000	USD	291,965	BNP Paribas S.A.	8/4/22	(5,541)
RON	2,081,000	USD	448,975	HSBC Bank	8/4/22	(10,059)
RON	1,216,000	USD	252,108	NatWest Markets PLC	8/4/22	4,365
THB	4,754,000	USD	134,865	JPMorgan Chase Bank, N.A.	8/4/22	(19)
THB	16,111,000	USD	456,532	JPMorgan Chase Bank, N.A.	8/4/22	453
THB	14,913,000	USD	425,235	JPMorgan Chase Bank, N.A.	8/4/22	(2,231)
THB	123,914,000	USD	3,574,614	JPMorgan Chase Bank, N.A.	8/4/22	(59,822)
THB	14,596,000	USD	425,229	JPMorgan Chase Bank, N.A.	8/4/22	(11,217)
TRY	5,558,000	USD	326,044	Citibank, N. A.	8/4/22	886
USD	228,023	BRL	1,188,000	Bank of America, N.A.	8/4/22	3,174
USD	285,300	BRL	1,378,000	Citibank, N. A.	8/4/22	24,491
USD	208,010	BRL	1,018,000	Citibank, N. A.	8/4/22	15,336
USD	233,426	BRL	1,226,000	Citibank, N. A.	8/4/22	1,385
USD	252,122	BRL	1,218,000	JPMorgan Chase Bank, N.A.	8/4/22	21,595
USD	191,609	CLP	170,819,000	Citibank, N. A.	8/4/22	6,769
USD	817,882	CLP	693,564,000	Citibank, N. A.	8/4/22	67,394
USD	208,828	CNY	1,424,000	BNP Paribas S.A.	8/4/22	(3,715)
USD	262,435	CNY	1,757,000	HSBC Bank	8/4/22	189
USD	279,410	CNY	1,874,000	HSBC Bank	8/4/22	(299)
USD	415,822	CNY	2,791,000	JPMorgan Chase Bank, N.A.	8/4/22	(756)
USD	82,579	COP	317,600,000	BNP Paribas S.A.	8/4/22	6,514
USD	158,285	COP	630,100,000	BNP Paribas S.A.	8/4/22	7,376
USD	188,590	COP	722,300,000	Citibank, N. A.	8/4/22	15,600
USD	426,567	COP	1,705,200,000	State Street Bank And Trust Co	8/4/22	18,172
USD	227,170	CZK	5,260,000	BNP Paribas S.A.	8/4/22	5,373
USD	227,075	CZK	5,354,000	Goldman Sachs Bank USA	8/4/22	1,314
USD	104,161	HUF	39,169,000	BNP Paribas S.A.	8/4/22	1,145
USD	223,827	HUF	85,756,000	BNP Paribas S.A.	8/4/22	(1,714)
USD	116,681	HUF	41,977,000	BNP Paribas S.A.	8/4/22	6,280
USD	417,426	HUF	153,671,000	JPMorgan Chase Bank, N.A.	8/4/22	13,267
USD	451,767	IDR	6,653,400,000	BNP Paribas S.A.	8/4/22	5,335
USD	64,006	IDR	926,300,000	Goldman Sachs Bank USA	8/4/22	1,853
USD	455,862	IDR	6,641,000,000	Goldman Sachs Bank USA	8/4/22	10,262
USD	205,612	IDR	3,022,700,000	HSBC Bank	8/4/22	2,794
USD	215,307	IDR	3,223,600,000	HSBC Bank	8/4/22	(991)
USD	699,860	KZT	314,027,000	Citibank, N. A.	8/4/22	38,979
USD	153,760	KZT	67,885,000	JPMorgan Chase Bank, N.A.	8/4/22	10,894
USD	439,695	MXN	8,889,000	BNP Paribas S.A.	8/4/22	144
USD	392,513	MXN	7,783,000	Citibank, N. A.	8/4/22	7,652
USD	216,664	MXN	4,490,000	Goldman Sachs Bank USA	8/4/22	(5,362)
USD	219,054	MXN	4,407,000	Goldman Sachs Bank USA	8/4/22	1,132
USD	79,296	MXN	1,609,000	Goldman Sachs Bank USA	8/4/22	(267)
USD	429,728	MXN	8,565,000	HSBC Bank	8/4/22	6,198
USD	156,982	MXN	3,166,000	State Street Bank And Trust Co	8/4/22	427
USD	417,734	MYR	1,842,000	Goldman Sachs Bank USA	8/4/22	(142)
USD	240,581	MYR	1,060,000	Goldman Sachs Bank USA	8/4/22	109
USD	278,361	MYR	1,232,000	Goldman Sachs Bank USA	8/4/22	(1,130)
USD	84,690	MYR	372,000	Goldman Sachs Bank USA	8/4/22	298
USD	222,695	PEN	837,000	Citibank, N. A.	8/4/22	4,812
USD	245,772	PHP	13,107,000	BNP Paribas S.A.	8/4/22	7,647
USD	216,926	PHP	11,560,000	HSBC Bank	8/4/22	6,907
USD	201,085	PHP	10,935,000	State Street Bank And Trust Co	8/4/22	2,420
USD	429,213	PLN	1,876,000	BNP Paribas S.A.	8/4/22	12,457
USD	576,080	PLN	2,607,000	Bank of America, N.A.	8/4/22	(3,069)
USD	692,713	PLN	3,092,000	Citibank, N. A.	8/4/22	5,821
USD	216,029	PLN	940,000	Goldman Sachs Bank USA	8/4/22	7,206
USD	520,480	PLN	2,352,000	HSBC Bank	8/4/22	(2,020)
USD	187,737	PLN	818,000	JPMorgan Chase Bank, N.A.	8/4/22	6,017
USD	396,104	RON	1,896,000	BNP Paribas S.A.	8/4/22	(3,792)
USD	220,436	RON	1,046,000	BNP Paribas S.A.	8/4/22	(182)
USD	233,628	RON	1,095,000	BNP Paribas S.A.	8/4/22	2,675
USD	132,586	RON	618,000	Citibank, N. A.	8/4/22	2,240
USD	148,503	RON	700,000	Goldman Sachs Bank USA	8/4/22	861
USD	581,619	THB	19,932,000	JPMorgan Chase Bank, N.A.	8/4/22	16,253
USD	412,179	THB	14,146,000	JPMorgan Chase Bank, N.A.	8/4/22	10,931
USD	233,838	THB	8,003,000	JPMorgan Chase Bank, N.A.	8/4/22	6,835
USD	117,807	TRY	2,082,000	JPMorgan Chase Bank, N.A.	8/4/22	(4,660)
USD	132,008	TRY	2,258,000	JPMorgan Chase Bank, N.A.	8/4/22	(811)
USD	200,156	ZAR	3,226,000	Brown Brothers Harriman & Co	8/4/22	2,494
USD	222,890	ZAR	3,583,000	Brown Brothers Harriman & Co	8/4/22	3,354
USD	194,816	ZAR	3,092,000	Goldman Sachs Bank USA	8/4/22	5,365
USD	214,361	ZAR	3,450,000	Goldman Sachs Bank USA	8/4/22	2,975
USD	235,061	ZAR	3,783,000	JPMorgan Chase Bank, N.A.	8/4/22	3,271
ZAR	9,642,000	USD	591,836	BNP Paribas S.A.	8/4/22	(1,056)
ZAR	2,673,000	USD	170,361	HSBC Bank	8/4/22	(6,582)
ZAR	5,313,000	USD	338,052	HSBC Bank	8/4/22	(12,517)
ZAR	4,001,000	USD	254,520	JPMorgan Chase Bank, N.A.	8/4/22	(9,373)
TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						$139,016
					Unrealized Appreciation	494,643
					Unrealized Depreciation	(355,627)

For the period, the average contract value for forward foreign currency contracts was $49,633,967. Contract value represents contract amount in United States dollars plus or minus unrealized appreciation or depreciation, respectively

Currency Abbreviations

BRL – Brazilian real

CLP – Chilean peso

CNY – Chinese yuan

COP – Colombian peso

CZK – Czech koruna

DOP – Dominican Republic peso

EGP – Egyptian pound

HUF – Hungarian forint

IDR – Indonesian rupiah

INR – Indian rupee

KZT – Kazakhstan tenge

MXN – Mexican peso

MYR – Malyasian ringgit

PEN – Peruvian new sol

PHP – Philippine peso

PLN – Polish zloty

RON – Romanian leu (new)

RUB – Russian ruble

THB – Thai baht

TRY – Turkish Lira

UAH – Ukrainian hryvnia

UYU – Uruguay peso

ZAR – South African rand

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $617,036 or 0.7% of net assets.

 (b) Non-income producing - Security is in default.

 (c) Level 3 security

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 1.58%	$9,588,114	$21,344,774	$19,249,251	$23,018	$--	$--	$11,683,637	0.0%
Total	$9,588,114	$21,344,774	$19,249,251	$23,018	$--	$--	$11,683,637

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Foreign Government and Government Agency Obligations	$68,426,817	$--	$67,849,221	$577,596
Supranational Obligations	1,107,541	--	1,107,541	--
Money Market Funds	11,683,637	11,683,637	--	--
Total Investments in Securities:	$81,217,995	$11,683,637	$68,956,762	$577,596
Derivative Instuments:
Assets
Forward Foreign Currency Contracts	$494,643	$--	$494,643	$--
Total Assets	$494,643	$--	$494,643	$--
Liabilities
Forward Foreign Currency Contracts	$(355,627)	$--	$(355,627)	$--
Total Liabilities	$(355,627)	$--	$(355,627)	$--
Total Derivative Instruments:	$139,016	$--	$139,016	$--

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Foreign Government and Government Agency Obligations
Beginning Balance	$--
Net Realized Gain (Loss) on Investment Securities	(75,578)
Net Unrealized Gain (Loss) on Investment Securities	(3,750,624)
Cost of Purchases	920,176
Proceeds of Sales	(382,485)
Amortization/Accretion	(25,976)
Transfers into Level 3	3,892,083
Transfers out of Level 3	--
Ending Balance	$577,596
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2022	$(3,750,624)
Other Investments in Securities
Beginning Balance	$366,359
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	--
Cost of Purchases	--
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	(366,359)
Ending Balance	$--
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2022	$--

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Foreign Exchange Risk
Forward Foreign Currency Contracts(a)	$494,643	$(355,627)
Total Foreign Exchange Risk	494,643	(355,627)
Total Value of Derivatives	$494,643	$(355,627)

 (a) Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-items.

The following table is a summary of the Fund's derivatives inclusive of potential netting arrangements.

Counterparty	Value of Derivative Assets	Value of Derivative Liabilities	Collateral Received(a)	Collateral Pledged(b)	Net(b)
Citibank, N. A.	$191,391	$(79,369)	$--	$--	$112,022
BNP Paribas S.A.	122,657	(24,340)	--	--	98,317
JPMorgan Chase Bank, N.A.	89,516	(118,490)	--	--	(28,974)
Goldman Sachs Bank USA	31,375	(58,765)	--	--	(27,390)
HSBC Bank	24,903	(63,660)	--	--	(38,757)
State Street Bank And Trust Co	21,414	(7,934)	--	--	13,480
Brown Brothers Harriman & Co	5,848	--	--	--	5,848
NatWest Markets PLC	4,365	--	--	--	4,365
Bank of America, N.A.	3,174	(3,069)	--	--	105
Total	$494,643	$(355,627)

 (a) Reflects collateral received from or pledged to an individual counterparty, excluding any excess or initial collateral amounts.

 (b) Net represents the receivable / (payable) that would be due from / (to) the counterparty in an event of default. Netting may be allowed across transactions traded under the same legal agreement with the same legal entity. Please refer to Derivative Instruments - Risk Exposures and the Use of Derivative Instruments section in the accompanying Notes to Financial Statements.

Other Information

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

AAA,AA,A	6.2%
BBB	16.9%
BB	15.5%
Not Rated	45.1%
Short-Term Investments and Net Other Assets	16.3%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Emerging Markets Debt Local Currency Central Fund

Financial Statements

Statement of Assets and Liabilities

		June 30, 2022 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $83,167,549)	$69,534,358
Fidelity Central Funds (cost $11,683,637)	11,683,637
Total Investment in Securities (cost $94,851,186)		$81,217,995
Cash		173
Foreign currency held at value (cost $10,730)		10,422
Unrealized appreciation on forward foreign currency contracts		494,643
Interest receivable		1,657,162
Distributions receivable from Fidelity Central Funds		9,064
Total assets		83,389,459
Liabilities
Unrealized depreciation on forward foreign currency contracts	$355,627
Other payables and accrued expenses	5,860
Total liabilities		361,487
Net Assets		$83,027,972
Net Assets consist of:
Paid in capital		$100,477,815
Total accumulated earnings (loss)		(17,449,843)
Net Assets		$83,027,972
Net Asset Value, offering price and redemption price per share ($83,027,972 ÷ 1,019,892 shares)		$81.41

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2022 (Unaudited)
Investment Income
Interest		$2,141,035
Income from Fidelity Central Funds		23,018
Income before foreign taxes withheld		2,164,053
Less foreign taxes withheld		(46,914)
Total income		2,117,139
Expenses
Custodian fees and expenses	$8,556
Independent trustees' fees and expenses	155
Total expenses		8,711
Net investment income (loss)		2,108,428
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $1,646)	(2,061,679)
Forward foreign currency contracts	(1,871,213)
Foreign currency transactions	(52,368)
Total net realized gain (loss)		(3,985,260)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $11,190)	(9,472,468)
Forward foreign currency contracts	237,737
Assets and liabilities in foreign currencies	(35,635)
Total change in net unrealized appreciation (depreciation)		(9,270,366)
Net gain (loss)		(13,255,626)
Net increase (decrease) in net assets resulting from operations		$(11,147,198)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2022 (Unaudited)	Year ended December 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,108,428	$5,683,220
Net realized gain (loss)	(3,985,260)	(2,119,123)
Change in net unrealized appreciation (depreciation)	(9,270,366)	(14,874,544)
Net increase (decrease) in net assets resulting from operations	(11,147,198)	(11,310,447)
Distributions to shareholders	(971,698)	(6,360,417)
Share transactions
Proceeds from sales of shares	35,000	22,406
Reinvestment of distributions	971,698	6,360,417
Cost of shares redeemed	–	(59,075,108)
Net increase (decrease) in net assets resulting from share transactions	1,006,698	(52,692,285)
Total increase (decrease) in net assets	(11,112,198)	(70,363,149)
Net Assets
Beginning of period	94,140,170	164,503,319
End of period	$83,027,972	$94,140,170
Other Information
Shares
Sold	429	218
Issued in reinvestment of distributions	10,430	65,568
Redeemed	–	(576,920)
Net increase (decrease)	10,859	(511,134)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Emerging Markets Debt Local Currency Central Fund

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$93.30	$108.21	$100.00
Income from Investment Operations
Net investment income (loss)B,C	2.073	4.478	1.042
Net realized and unrealized gain (loss)	(13.000)	(13.557)	8.599
Total from investment operations	(10.927)	(9.079)	9.641
Distributions from net investment income	(.963)	(5.726)	(1.431)
Distributions from net realized gain	–	(.105)	–
Total distributions	(.963)	(5.831)	(1.431)
Net asset value, end of period	$81.41	$93.30	$108.21
Total ReturnD	(11.84)%	(8.48)%	9.65%
Ratios to Average Net AssetsC,E,F
Expenses before reductions	.02%G	.03%	.04%G
Expenses net of fee waivers, if any	.02%G	.03%	.04%G
Expenses net of all reductions	.02%G	.03%	.04%G
Net investment income (loss)	4.78%G	4.37%	3.66%G
Supplemental Data
Net assets, end of period (000 omitted)	$83,028	$94,140	$164,503
Portfolio turnover rateH	54%G	81%	30%G

 A For the period September 23, 2020 (commencement of operations) through December 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2022

1. Organization.

Fidelity Emerging Markets Debt Central Fund and Fidelity Emerging Markets Debt Local Currency Central Fund (the Funds) are funds of Fidelity Hanover Street Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Fidelity Emerging Markets Debt Local Currency Central Fund is a non-diversified fund. Investments in emerging markets, if applicable, can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities and supranational obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2022 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fidelity Emerging Markets Debt Local Currency Central Fund is subject to a tax imposed on capital gains by certain countries in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Emerging Markets Debt Central Fund	$2,780,635,427	$21,568,015	$(520,393,659)	$(498,825,644)
Fidelity Emerging Markets Debt Local Currency Central Fund	95,598,855	706,507	(14,948,351)	(14,241,844)

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Short-term	Long-term	Total capital loss carryforward
Fidelity Emerging Markets Debt Central Fund	$(32,624,887)	$(78,394,783)	$(111,019,670)
Fidelity Emerging Markets Debt Local Currency Central Fund	(1,338,854)	(76,151)	(1,415,005)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. Investment objectives allow a fund to enter into various types of derivative contracts, including forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. A summary of derivatives inclusive of potential netting arrangements is presented at the end of the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Forward foreign currency contracts were used to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. When the contract is closed, a gain or loss is realized equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end, and is representative of volume of activity during the period unless an average contract value is presented.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Emerging Markets Debt Central Fund	354,324,908	201,726,940
Fidelity Emerging Markets Debt Local Currency Central Fund	20,256,797	22,486,869

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) provides each Fund with investment management services. The Funds do not pay any fees for these services. Pursuant to each Fund's management contract, the investment adviser receives a monthly management fee that represents a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract the investment adviser pays all other expenses of each Fund, excluding custody fees, the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

7. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
Fidelity Emerging Markets Debt Central Fund	$283

8. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Funds.

9. Credit Risk.

The Funds' relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Funds' investments and the income they generate, as well as the Funds' ability to repatriate such amounts.

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2022 to June 30, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period-B January 1, 2022 to June 30, 2022
Fidelity Emerging Markets Debt Central Fund	.0005%
Actual		$1,000.00	$853.30	$--C
Hypothetical-D		$1,000.00	$1,024.79	$--C
Fidelity Emerging Markets Debt Local Currency Central Fund	.0198%
Actual		$1,000.00	$881.60	$.09
Hypothetical-D		$1,000.00	$1,024.70	$.10

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C Amount represents less than $.005 per share.

 D 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Emerging Markets Debt Central Fund
Fidelity Emerging Markets Debt Local Currency Central Fund

Each year, the Board of Directors, including the Independent Directors (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Directors' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Directors with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its May 2022 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Directors' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and the fact that no fee is payable under the management contracts was fair and reasonable.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Directors also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds during the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, and the use of "soft" commission dollars to pay for research services.

Investment Performance.  The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed each fund's absolute investment performance, as well as each fund's relative investment performance, and considered Fidelity Emerging Markets Debt Central Fund's underperformance for different time periods ended December 31, 2020. The Board did not consider performance to be a material factor in its decision to renew each fund's Advisory Contracts, as the funds are not publicly offered as a stand-alone investment product. In this regard, the Board noted that each fund is designed to offer a liquid investment option for other investment companies managed by Fidelity and ultimately to enhance the performance of those investment companies.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that while each fund does not pay a management fee, FMR receives fees for providing services to funds that invest in each fund. The Board also noted that FMR bears all expenses of each fund with certain limited exceptions (i.e., custody fees, interest, taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, and extraordinary expenses). The Board further noted that each fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable. Based on its review, the Board concluded that the management fee received for providing services to each fund and each fund's total expense ratio were reasonable in light of the services that each fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of the funds that invest in each fund.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund were not relevant to the renewal of the Advisory Contracts because each fund pays no advisory fees and FMR bears all expenses of each fund with certain exceptions.

Economies of Scale.  The Board concluded that because each fund pays no advisory fees and FMR bears all expenses of each fund with certain exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew each fund's Advisory Contract.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds, including any consideration of fund liquidations or mergers; (ii) the operation of performance fees, competitor use of performance fees, and consideration of the expansion of performance fees to additional funds; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) group fee breakpoints and related voluntary fee waivers; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Funds have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage each Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. Each Fund’s Board of Trustees (the Board) has designated each Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

EMC-SANN-0822
1.926208.111

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Hanover Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Hanover Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hanover Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	August 19, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	August 19, 2022

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	August 19, 2022